Schedule of Liquidity risk (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 13, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 53,266			$ 126,926
Loan from a shareholder		$ 337,566
Lease liabilities		6,500	$ 72,000		60,560
1 to 5 years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Loan from a shareholder
Lease liabilities					19,534
Non-derivative financial liabilities					19,534
Total [member]
IfrsStatementLineItems [Line Items]
Trade and other payables		626,008			447,069
Loan from a shareholder		346,746
Lease liabilities		6,543			61,927
Non-derivative financial liabilities		979,297			508,996
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade and other payables		626,008			447,069
Loan from a shareholder		337,566
Lease liabilities		6,500			60,560
Non-derivative financial liabilities		970,074			507,629
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade and other payables		626,008			447,069
Loan from a shareholder		346,746
Lease liabilities		6,543			42,393
Non-derivative financial liabilities		$ 979,297			$ 489,462